Held-for-sale Assets and Held-for-sale Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Procceds from disposal of business	$ 5,769